UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.8%
Argentina - 2.3%
Banco Macro - ADR *	8,932	$399,797
Cresud - ADR *	56,068	586,471
Pampa Energia - ADR *	5,550	88,467
		1,074,735
Brazil - 2.1%
Banco ABC Brasil	405,597	1,004,453

Cambodia - 1.6%
NagaCorp	1,255,296	776,008

Chile - 1.5%
Parque Arauco	407,437	712,002

China - 20.4%
China Fiber Optic Network System Group (a)	8,696,057	1,526,008
China Lesso Group Holdings	2,363,947	1,655,918
China Pioneer Pharma Holdings	2,977,100	1,255,295
Ozner Water International Holding *	8,524,690	1,688,580
Paradise Entertainment	3,653,670	613,010
Sinomedia Holding	3,690,193	1,233,041
Wasion Group Holdings	1,745,847	1,681,742
		9,653,594
Colombia - 2.4%
Almacenes Exito	77,231	409,593
Cemex Latam Holdings *	191,226	728,694
		1,138,287
Egypt - 7.2%
Commercial International Bank Egypt	118,825	760,618
Eastern Tobacco	39,713	1,014,374
Edita Food Industries - Reg S *	48,535	793,513
Talaat Moustafa Group	858,123	811,797
		3,380,302
Georgia - 2.0%
Bank of Georgia Holdings	35,540	941,878

Greece - 2.2%
Sarantis	131,079	1,060,517

Indonesia - 7.6%
Bank Pembangunan Daerah Jawa Timur	32,017,791	883,535
Global Mediacom	11,658,443	978,392
Steel Pipe Industry of Indonesia	60,836,426	549,165
Tiga Pilar Sejahtera Food	10,353,504	1,182,261
		3,593,353

Kazakhstan - 0.9%
Steppe Cement	1,589,615	436,988

Malaysia - 5.1%
Berjaya Auto	1,243,446	635,292
Cahya Mata Sarawak	810,672	955,482
Protasco	2,329,488	831,906
		2,422,680
Nigeria - 3.5%
Ecobank Transnational *	12,201,001	1,129,779
Lekoil *	1,986,358	533,410
		1,663,189
Pakistan - 1.6%
Lucky Cement	151,446	769,018

Pan Asian - 1.8%
Innovalues	1,752,344	852,533

Peru - 3.9%
Alicorp *	577,999	830,369
Cementos Pacasmayo - ADR	161,738	1,006,010
		1,836,379
Philippines - 3.1%
Pepsi-Cola Products Philippines	5,275,847	495,528
Security Bank	347,121	978,402
		1,473,930
South Korea - 7.3%
Eugene Technology	96,212	1,057,574
I-Sens *	24,790	1,166,863
Seegene *	30,768	1,207,201
		3,431,638
Taiwan - 1.7%
Lung Yen Life Service	421,456	782,448

Turkey - 1.6%
Torunlar Gayrimenkul Yatirim Ortakligi	727,654	744,197
TOTAL COMMON STOCKS
(Cost $49,324,644)		37,748,129

PARTICIPATION NOTES - 13.4%
India - 11.2%
HSBC Bank, Amtek Auto, 02/08/2018	587,778	454,415
HSBC Bank, Federal Bank, 06/30/2016	1,091,182	1,007,877
HSBC Bank, Jammu & Kashmir Bank, 10/28/2016	604,985	876,744
HSBC Bank, Piramal Enterprises, 03/10/2016	37,800	553,765
HSBC Bank, Sun TV Network, 09/28/2017	261,747	1,349,581
HSBC Bank, Tata Communications, 09/01/2017	176,272	1,040,637
		5,283,019

Saudi Arabia - 2.2%
HSBC Bank, Al Khaleej Training & Education, 07/18/2016		10	121
HSBC Bank, United International Transportation, 07/31/2017		80,945	1,058,605
			1,058,726
TOTAL PARTICIPATION NOTES
(Cost $7,911,274)			6,341,745

INVESTMENT COMPANIES - 3.6%
Romania - 1.1%
Fondul Proprietatea		2,776,944	543,589

Vietnam - 2.5%
Vietnam Opportunity Fund *		502,806	1,176,566
TOTAL INVESTMENT COMPANIES
(Cost $1,949,897)			1,720,155

SHORT-TERM INVESTMENT - 7.3%
Fidelity Institutional Government Portfolio, Class I, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $3,428,859)		3,428,859	3,428,859

Total Investments - 104.1%
(Cost $62,614,674)			49,238,888
Other Assets and Liabilities, Net - (4.1)%			(1,939,726)
Total Net Assets - 100.0%			$47,299,162

* Non-income producing security.
(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of August 31, 2015, the fair value of this investment was $1,526,008 or 3.2% of total net assets. Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
China Fiber Optic Network System Group	8,696,057	4/15 - 7/15	$2,659,556

^ The rate shown is the annualized seven day effective yield as of August 31, 2015.
Reg S - Security sold outside the United States without registration under the Securities Act of 1933.

ADR - American Depositary Receipt

At August 31, 2015, the sector diversification for the Fund was as follows:
			% of
Sector			Net Assets
Financials			22.9%
Consumer Discretionary			22.0%
Consumer Staples			12.2%
Information Technology			9.0%
Health Care			8.9%
Materials			7.4%
Industrials			7.3%
Investment Companies			3.6%
Telecommunication			2.2%
Energy			1.1%
Utilities			0.2%
Short-Term Investment			7.3%
Other Assets and Liabilities, Net			(4.1)%
Total			100.0%

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,080,745	$34,141,376	$1,526,008	$37,748,129
Participation Notes	-	6,341,745	-	6,341,745
Investment Companies	-	1,720,155	-	1,720,155
Short-Term Investment	3,428,859	-	-	3,428,859
Total Investments in Securities	$5,509,604	$42,203,276	$1,526,008	$49,238,888

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments
			in
			Securities
Balance as of 11/30/2014			$-
Accrued discounts/ premiums			-
Realized gain (loss)			-
Change in net unrealized appreciation (depreciation)			-
Net purchases (sales)			-
Transfers in and/or out of Level 3			1,526,008
Balance as of 8/31/2015			$1,526,008
Net unrealized depreciation of Level 3 securities as of August 31, 2015			$(1,133,548)

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund transferred one security from Level 2 to Level 3 during the period due to the illiquidity of the security. The Level 3 investment as of August 31, 2015, represented 3.2% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of August 31, 2015:

Type of	Fair Value	Valuation	Unobservable
Security	as of 8/31/15	Technique	Input	Range
Common Stock	$1,526,008	Consensus pricing	Discount for lack	13%
			of marketability

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Consilium Emerging Market Small Cap Fund

Cost of investments	$62,614,674

Gross unrealized appreciation	1,074,870
Gross unrealized depreciation	(14,450,656)
Net unrealized depreciation	$(13,375,786)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date          October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
  James R. Arnold, President

Date          October 27, 2015

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
   Brian R. Wiedmeyer

Date          October 27, 2015